CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024	$ 441,923	$ 212,598
Restricted cash	672,981
Accounts receivables, net	320,929	306,500
Amounts due from affiliated companies	1,322	1,846
Amount due from a shareholder		6
Income tax receivable	266
Inventories	16,576	15,258
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
PROPERTY AND EQUIPMENT, NET	2,684,094	2,655,429
GAMING SUBCONCESSION, NET	542,268	599,505
INTANGIBLE ASSETS, NET	4,220	4,220
GOODWILL	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	88,241	72,858
RESTRICTED CASH	741,683	364,807
DEFERRED TAX ASSETS	105	24
DEFERRED FINANCING COSTS	65,930	42,738
LAND USE RIGHTS, NET	989,984	942,968
TOTAL ASSETS	7,947,466	6,269,980	4,884,440
CURRENT LIABILITIES
Accounts payable	13,745	12,023
Accrued expenses and other current liabilities	850,841	588,719
Income tax payable	1,191	1,240
Current portion of long-term debt	854,940
Amounts due to affiliated companies	949	1,137
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT	2,339,924	2,325,980
OTHER LONG-TERM LIABILITIES	7,412	27,900
DEFERRED TAX LIABILITIES	66,350	70,028
LAND USE RIGHTS PAYABLE	71,358	55,301
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
Noncontrolling interests	354,817	231,497
TOTAL LIABILITIES AND EQUITY	7,947,466	6,269,980
Parent [Member]
CURRENT ASSETS
Cash and cash equivalents	2,887	77,805	3,198	34,358
Restricted cash	367,645
Amounts due from affiliated companies	1,113	1,551
Intercompany receivables	77,471	49,889
Income tax receivable	266
Prepaid expenses and other current assets	2,448	5,966
Total current assets	451,830	135,211
INVESTMENT IN SUBSIDIARIES	4,123,067	3,415,113
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS		135
RESTRICTED CASH		364,807
DEFERRED FINANCING COSTS	1,427	5,159
TOTAL ASSETS	4,576,324	3,920,425
CURRENT LIABILITIES
Accrued expenses and other current liabilities	6,465	8,317
Income tax payable		67
Intercompany payables	181,371	181,609
Current portion of long-term debt	720,923
Amounts due to affiliated companies	59	52
Total current liabilities	908,818	190,045
LONG-TERM DEBT		718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	4,576,324	3,920,425
Issuer [Member]
CURRENT ASSETS
Intercompany receivables	7,523	7,822
Prepaid expenses and other current assets	46	43
Total current assets	7,569	7,865
INVESTMENT IN SUBSIDIARIES	3,088,129	2,599,928
DEFERRED FINANCING COSTS	24,167	11,637
TOTAL ASSETS	3,119,865	2,619,430
CURRENT LIABILITIES
Accrued expenses and other current liabilities	8,028	8,046
Total current liabilities	8,028	8,046
LONG-TERM DEBT	593,967	593,166
ADVANCE FROM A SUBSIDIARY	17,795
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	2,500,075	2,018,218
TOTAL LIABILITIES AND EQUITY	3,119,865	2,619,430
Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	1,516,952	1,014,033	410,767	177,057
Accounts receivables, net	320,929	306,500
Amounts due from affiliated companies	226	299
Amount due from a shareholder		6
Intercompany receivables	110,062	59,500
Inventories	16,576	15,258
Prepaid expenses and other current assets	32,419	15,027
Total current assets	1,997,164	1,410,623
PROPERTY AND EQUIPMENT, NET	2,342,785	2,481,176
GAMING SUBCONCESSION, NET	542,268	599,505
INTANGIBLE ASSETS, NET	4,220	4,220
GOODWILL	81,915	81,915
INVESTMENT IN SUBSIDIARIES	4,446,983	4,114,259
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	65,437	71,742
DEFERRED FINANCING COSTS	18,790	25,942
LAND USE RIGHTS, NET	391,419	408,630
TOTAL ASSETS	9,890,981	9,198,012
CURRENT LIABILITIES
Accounts payable	13,745	12,023
Accrued expenses and other current liabilities	684,518	519,114
Income tax payable	5
Intercompany payables	40,564	73,254
Current portion of long-term debt	128,359
Amounts due to affiliated companies	899	1,032
Total current liabilities	868,090	605,423
LONG-TERM DEBT	886,370	1,014,729
OTHER LONG-TERM LIABILITIES	5,800	4,986
DEFERRED TAX LIABILITIES	16,498	16,900
ADVANCE FROM ULTIMATE HOLDING COMPANY	1,055,607	1,066,119
LOAN FROM INTERMEDIATE HOLDING COMPANY	582,869	580,630
LAND USE RIGHTS PAYABLE		8,281
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	6,475,747	5,900,944
TOTAL LIABILITIES AND EQUITY	9,890,981	9,198,012
Non-guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	189,370	66,186	27,958	1,183
Restricted cash	305,336
Amounts due from affiliated companies	46	46
Intercompany receivables	164,479	171,217
Prepaid expenses and other current assets	5,330	2,846
Total current assets	664,561	240,295
PROPERTY AND EQUIPMENT, NET	341,309	174,253
INVESTMENT IN SUBSIDIARIES	1,214,081	381,420
ADVANCE TO INTERMEDIATE HOLDING COMPANY	281,567
ADVANCE TO ULTIMATE HOLDING COMPANY	17,795	56,140
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	22,804	981
RESTRICTED CASH	741,683
DEFERRED TAX ASSETS	105	24
DEFERRED FINANCING COSTS	21,546
LAND USE RIGHTS, NET	598,565	534,338
TOTAL ASSETS	3,904,016	1,387,451
CURRENT LIABILITIES
Accrued expenses and other current liabilities	164,330	53,242
Income tax payable	1,186	1,173
Intercompany payables	137,590	33,565
Current portion of long-term debt	5,658
Amounts due to affiliated companies	54	103
Total current liabilities	308,818	88,083
LONG-TERM DEBT	859,587
OTHER LONG-TERM LIABILITIES	1,612	22,914
DEFERRED TAX LIABILITIES	49,852	53,128
ADVANCE FROM ULTIMATE HOLDING COMPANY	619,280	341,934
ADVANCE FROM IMMEDIATE HOLDING COMPANY	299,362	56,140
LAND USE RIGHTS PAYABLE	71,358	47,020
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	1,694,147	778,232
TOTAL LIABILITIES AND EQUITY	3,904,016	1,387,451
Elimination [Member]
CURRENT ASSETS
Amounts due from affiliated companies	(63)	(50)
Intercompany receivables	(359,535)	(288,428)
Prepaid expenses and other current assets	(12,500)
Total current assets	(372,098)	(288,478)
INVESTMENT IN SUBSIDIARIES	(12,872,260)	(10,510,720)
ADVANCE TO INTERMEDIATE HOLDING COMPANY	(281,567)
ADVANCE TO ULTIMATE HOLDING COMPANY	(17,795)	(56,140)
TOTAL ASSETS	(13,543,720)	(10,855,338)
CURRENT LIABILITIES
Accrued expenses and other current liabilities	(12,500)
Intercompany payables	(359,525)	(288,428)
Amounts due to affiliated companies	(63)	(50)
Total current liabilities	(372,088)	(288,478)
ADVANCE FROM ULTIMATE HOLDING COMPANY	(1,674,887)	(1,408,053)
LOAN FROM INTERMEDIATE HOLDING COMPANY	(582,869)	(580,630)
ADVANCE FROM IMMEDIATE HOLDING COMPANY	(299,362)	(56,140)
ADVANCE FROM A SUBSIDIARY	(299,362)	(56,140)
SHAREHOLDERS' EQUITY
Total Melco Crown Entertainment Limited shareholders' equity	(10,669,969)	(8,697,394)
Noncontrolling interests	354,817	231,497
TOTAL LIABILITIES AND EQUITY	$ (13,543,720)	$ (10,855,338)